     As filed with the Securities and Exchange Commission on June 20, 2001

                                                              File No. 333-91927
                                                                        811-4972
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D. C. 20549

                               FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     --------
         Post-Effective Amendment No.    5                             [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    61                                  [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
   ------
      X  on July 5, 2001 pursuant to paragraph (b) of Rule 485
   ------
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ------
         on _____________, pursuant to paragraph (a)(1) of Rule 485
   ------
         this post-effective amendment designates a new effective date for a
   ------
         previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

                                 PARTS A AND B

The Prospectuses and Statements of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-91927), as filed on April 10, 2001 and declared effective on May 1, 2001.

Supplements to the Prospectuses, dated July 5, 2001 are included in Part A of this Post-Effective Amendment.

                             HARTFORD LEADERS PLUS
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%             0.25%             0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (1)                                              0.50%             0.25%             0.01%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%             0.25%             0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%             0.25%             0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%             0.25%             0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%             0.25%             0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%             0.25%             0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%             0.25%             0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%             0.25%             0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2)(3)             0.58%             0.25%             0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (3)(4)(5)            0.53%             0.25%             0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)(6)                                        0.34%              N/A              0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (3)(5)(7)(8)                                  0.55%             0.25%             0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IB (9)          0.45%             0.18%             0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (10)                                           0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (10)                                           0.75%              N/A              0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (10)(11)                                       1.00%              N/A              0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (10)(11)                               0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (10)                                   0.75%              N/A              0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (10)(11)                                       0.90%              N/A              0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (10)                                           0.75%              N/A              0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (3)            0.60%             0.25%             0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (3)            0.60%             0.25%             0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------

HV-3075                                                                   1 of 3
333-91927

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (2)(3)                                        0.81%             0.25%             0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (3)                                           0.67%             0.25%             0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(2) The Fund administration fee is paid indirectly through the Management Fee.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(4) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(6) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Operating Expenses are annualized.

(8) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(9) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be 0.73% for Hartford Money Market HLS Fund.

(10) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------

HV-3075                                                                   2 of 3
333-91927

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

(11) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $167    $218     $314    $58    $ 86    $147     $313     $28      $ 87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------

The following is added to the first paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The following is added to the prospectus as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for American Funds Blue Chip Income and Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3075                                                                   3 of 3
333-91927

                          HARTFORD LEADERS ELITE PLUS
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           0.60%             0.25%             0.19%             1.04%
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio (1)                                         0.85%             0.25%             0.60%             1.70%
-------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        0.75%             0.25%             0.28%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                              0.40%             0.25%             0.20%             0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%             0.25%             0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (2)                                              0.50%             0.25%             0.01%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%             0.25%             0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%             0.25%             0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%             0.25%             0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%             0.25%             0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%             0.25%             0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%             0.25%             0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%             0.25%             0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (3)(4)             0.58%             0.25%             0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(5)(6)            0.53%             0.25%             0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (6)(7)                                        0.34%              N/A              0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (4)(6)(8)(9)                                  0.55%             0.25%             0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IB (10)         0.45%             0.18%             0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (11)                                           0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (11)                                           0.75%              N/A              0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (11)(12)                                       1.00%              N/A              0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (11)(12)                               0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (11)                                   0.75%              N/A              0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (11)(12)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (11)(12)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------

HV-3076                                                                   1 of 4
333-91927

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (11)(12)                                       0.90%              N/A              0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (11)                                           0.75%              N/A              0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)            0.60%             0.25%             0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (4)            0.60%             0.25%             0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (3)(4)                                        0.81%             0.25%             0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (4)                                           0.67%             0.25%             0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. With voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio          0.85%             0.25%        0.54%        1.64%
---------------------------------------------------------------------------------------------------------------

(2) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(3) The Fund administration fee is paid indirectly through the Management Fee.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(7) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(8) Operating Expenses are annualized.

(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(10) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds

HV-3076                                                                   2 of 4
333-91927

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be 0.73% for Hartford Money Market HLS Fund.

(11) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

(12) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $167    $218     $314    $58    $ 86    $147     $313     $28      $ 87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------

The following is added to the fifth paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

HV-3076                                                                   3 of 4
333-91927

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The following is added to the prospectus as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for American Funds Blue Chip Income and Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3076                                                                   4 of 4
333-91927

                                   PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity
               Contract.(3)

          (5)  Form of Application.(4)

          (6)  (a) Articles of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

-----------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91927, dated December 3, 1999.
(4) Incorporated by reference to Pre-Effective Amendment No. 2, to the Registration Statement File No. 333-91927, dated February 22, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-69485, filed on April 9, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor

------------------------- -----------------------------------------------------
NAME                      POSITION WITH HARTFORD
------------------------- -----------------------------------------------------
David A. Carlson          Vice President
------------------------- -----------------------------------------------------
Peter W. Cummins          Senior Vice President
------------------------- -----------------------------------------------------
Patrice Kelly-Ellis       Vice President
------------------------- -----------------------------------------------------
Bruce W. Ferris           Vice President
------------------------- -----------------------------------------------------
Timothy M. Fitch          Vice President and Actuary
------------------------- -----------------------------------------------------
Mary Jane B. Fortin       Vice President & Chief Accounting Officer
------------------------- -----------------------------------------------------
David T. Foy              Senior Vice President, Chief Financial Officer and
                          Treasurer, Director*
------------------------- -----------------------------------------------------
Lois W. Grady             Senior Vice President
------------------------- -----------------------------------------------------
Ryan Johnson              Vice President
------------------------- -----------------------------------------------------
Stephen T. Joyce          Senior Vice President
------------------------- -----------------------------------------------------
Michael D. Keeler         Vice President
------------------------- -----------------------------------------------------
Robert A. Kerzner         Executive Vice President
------------------------- -----------------------------------------------------
David N. Levenson         Senior Vice President
------------------------- -----------------------------------------------------
Joseph F. Mahoney         Vice President
------------------------- -----------------------------------------------------
Thomas M. Marra           President, Director*
------------------------- -----------------------------------------------------
Gary J. Miller            Vice President
------------------------- -----------------------------------------------------
Tom Nassiri               Vice President
------------------------- -----------------------------------------------------
Deanne Osgood             Vice President
------------------------- -----------------------------------------------------
Craig R. Raymond          Senior Vice President and Chief Actuary
------------------------- -----------------------------------------------------
Christine Hayer Repasy    Senior Vice President, General Counsel and
                          Corporate Secretary, Director*
------------------------- -----------------------------------------------------
Lowndes A. Smith          Chairman of the Board and Chief Executive Officer,
                          Director*
------------------------- -----------------------------------------------------
Joe M. Thomson            Senior Vice President
------------------------- -----------------------------------------------------
John C. Walters           Executive Vice President, Director*
------------------------- -----------------------------------------------------

------------------------- -----------------------------------------------------
NAME                      POSITION WITH HARTFORD
------------------------- -----------------------------------------------------
David M. Znamierowski     Senior Vice President and Chief Investment Officer,
                          Director*
-------------------------------------------- ----------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

     Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

     As of April 30, 2001, there were 7,232 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;
         (b) enabled the director or an associate to receive an improper personal gain;
         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two
     (DC Variable Account I)
     Hartford Life Insurance Company - Separate Account Two
     (DC Variable Account II)
     Hartford Life Insurance Company - Separate Account Two
     (QP Variable Account)
     Hartford Life Insurance Company - Separate Account Two
     (Variable Account "A")
     Hartford Life Insurance Company - Separate Account Two
     (NQ Variable Account)
     Hartford Life Insurance Company - Separate Account Ten
     (formerly Putnam Capital Manager Trust Separate Account)
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten (formerly Putnam Capital Manager Trust Separate Account Two) Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                         Positions and Offices
         Name                            With  Underwriter
         ----                            -----------------

     David A. Carlson                 Vice President
     Peter W. Cummins                 Senior Vice President
     Bruce W. Ferris                  Vice President
     David T. Foy                     Treasurer
     George R. Jay                    Controller
     Ryan Johnson                     Vice President
     Thomas M. Marra                  President, Director
     Christine Hayer Repasy           Senior Vice President, General Counsel and
                                            Corporate Secretary
     Lowndes A. Smith                 Chairman of the Board and
                                            Chief Executive Officer, Director
     John C. Walters                  Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

     All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of June, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
      (Registrant)

By:   Thomas M. Marra                           *By: /s/ Christopher M. Grinnell
     ----------------------------------              ---------------------------
      Thomas M. Marra, President*                        Christopher M. Grinnell
                                                         Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
     ----------------------------------
       Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,     By:  /s/ Christopher M. Grinnell
     Director*                                       ---------------------------
Lowndes A. Smith, Chairman of the Board &                Christopher M. Grinnell
     Chief Executive Officer, Director *                 Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director                                   Date: June 20, 2001
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-91927

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.